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Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.4%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 3,250,000 $ 3,394,964
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,968,000 4,479,067
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 753,294
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.12%, 3/01/29 ........................................... 6,000,000 5,120,046
10,352,407
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 985,000 1,029,193
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.46%, 12/01/45 .................. 230,000 118,875
1,148,068
New York 91.0%
Albany Capital Resource Corp. ,
Albany Medical Center Hospital Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/01/38 ........................................................ 500,000 560,396
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.5% , 6/01/44 ..... 590,000 578,174
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,555,323
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 . 3,750,000 3,934,202
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,575,740
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 941,681
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AG Insured ,
2.375% , 7/01/40 ................................................... 5,250,000 4,104,575
Buffalo Sewer Authority , Revenue , 2025 A , 5% , 6/15/50 ....................... 3,500,000 3,684,917
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.375% , 12/01/46 ............................ 750,000 820,279
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,474
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 224,997
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 99,701
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 99,367
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 98,900
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,410,000 1,394,131
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 340,510
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 1,000,000 1,073,773
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,524,377
City of Buffalo , Parking Authority , Revenue , 2026 , AG Insured , 5% , 6/15/51 ........ 1,000,000 1,057,029
City of Long Beach , GO , 2020 A , 5% , 9/01/26 .............................. 1,370,000 1,374,980
City of New York ,
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,205,733
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,238,848
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,486,383
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,084,309
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,080,898
GO , 2025 E , 5.25% , 8/01/50 ......................................... 1,900,000 2,020,981
GO , 2025 E , 5% , 8/01/54 ............................................ 1,500,000 1,552,706
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 250,000 265,185
GO , 2026 D , 5% , 10/01/36 ........................................... 1,000,000 1,133,550

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
a
Clinton County Capital Resource Corp. , Clinton-Essex-Warren-Washington Board of
Cooperative Educational Services , Revenue , 144A, 2025 , 4.5% , 7/01/40 ........ $ 500,000 $ 514,083
County of Suffolk ,
GO , 2018 B , AG Insured , 4% , 10/15/30 ................................. 6,310,000 6,329,519
GO , 2018 B , AG Insured , 3.375% , 10/15/31 .............................. 6,370,000 6,375,691
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 158,054
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 160,198
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 216,024
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,015,000
Empire State Development Corp. ,
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,406,057
State of New York Sales Tax , Revenue , 2023 A , 5% , 3/15/52 ................. 5,010,000 5,197,622
Genesee County Funding Corp. (The) ,
Revenue , 2025 A , 5% , 12/01/44 ....................................... 1,000,000 1,039,867
Monroe Sustainable Energy Partners LLC , Revenue , 2025 A , 5% , 12/01/45 ...... 1,500,000 1,547,193
Rochester Regional Health Obligated Group , Revenue , 2022 A , Refunding , 5.25% ,
12/01/52 ....................................................... 2,000,000 2,038,301
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 554,889
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 522,652
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 15,957,016
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,374,879
Revenue , 2025 , Refunding , 5% , 9/01/39 ................................. 1,500,000 1,710,494
Metropolitan Transportation Authority ,
b
Revenue , 2017 C-2 , Refunding , 4.13%, 11/15/39 .......................... 15,000,000 8,726,995
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,349,920
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 750,000 784,417
Revenue , 2025 B , Refunding , 5% , 11/15/35 .............................. 850,000 977,240
b
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.16%, 11/15/32 ............ 30,000,000 24,598,239
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 983,577
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,054,779
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 1,000,000 1,058,237
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,054,079
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 635,721
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 687,383
New York City Housing Development Corp. ,
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,750,000 2,834,811
c
East 124th Street LLC , Revenue , 2008 A , LOC FHLMC , Mandatory Put , 2.1% ,
6/01/29 ........................................................ 5,000,000 4,815,833
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 4% , 1/01/32 . 3,250,000 3,372,220
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/39 .... 2,500,000 2,253,803
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 4,992,198
Water & Sewer System , Revenue , 2024 CC-1 , 5.25% , 6/15/54 ................ 3,590,000 3,805,014
Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 ......... 1,590,000 1,700,058
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 5,500,000 5,858,309
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/47 ....................... 1,000,000 1,059,534
Future Tax Secured , Revenue , 2026 F-1 , 5% , 2/01/46 ...................... 1,075,000 1,158,852

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue, Sub. Lien , 2018 B-1 , 4% , 8/01/35 .............. $ 4,000,000 $ 4,019,238
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/41 ............. 7,200,000 7,144,287
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/46 ............... 1,800,000 1,924,819
Future Tax Secured , Revenue, Sub. Lien , 2026 B , 5% , 5/01/39 ................ 1,250,000 1,399,736
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,416,200
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,417,090
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2026 A , Refunding , 5% , 11/15/44 ..................... 600,000 663,688
c
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 3,250,000 3,360,221
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,781,577
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,321,069
New York State Dormitory Authority ,
Revenue , 2020 A , Pre-Refunded , AG Insured , 5% , 10/01/34 .................. 5,000 5,268
Revenue , 2025 A , AG Insured , 5% , 10/01/39 ............................. 1,000,000 1,114,722
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,250,000 1,296,533
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 572,135
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 669,525
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,036,321
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 825,127
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,001,706
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,802,823
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 996,025
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 330,977
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 284,947
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 288,799
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 345,587
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,381,924
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/44 ................. 500,000 537,414
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 2,250,000 2,313,325
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/41 ................ 685,000 723,855
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/42 ................ 870,000 913,566
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,032,934
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,254,903
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,321,314
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 1,000,000 1,073,904
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 1,000,000 894,578
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 1,000,000 1,039,648
Northwell Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 5/01/43 .... 1,500,000 1,620,176
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 875,000 923,483
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 472,772
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,039,864
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5% , 7/01/37 .................................................... 750,000 844,657
St. John's University , Revenue , 2021 A , 4% , 7/01/31 ....................... 3,380,000 3,563,032
St. John's University , Revenue , 2021 A , ETM, 4% , 7/01/31 ................... 170,000 180,183
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 180,239
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,033,162
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,090

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ $ 7,000,000 $ 7,335,220
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/42 1,000,000 1,098,019
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/49 5,000,000 5,278,402
State of New York Personal Income Tax , Revenue , 2026 A , Refunding , 5% , 3/15/47 3,000,000 3,213,912
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,084,775
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,276,751
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/48 ................. 4,000,000 4,213,519
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,085,427
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 .. 3,000,000 3,112,229
Rochester Gas and Electric Corp. , Revenue , 2004 B , 4% , 5/15/32 ............. 2,000,000 2,025,305
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2025 C , Refunding , 5% , 6/15/47 . 4,000,000 4,357,842
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/35 ........ 5,000,000 5,206,117
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,087,781
Revenue , 2026 A , Refunding , 5% , 1/01/46 ............................... 810,000 877,957
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,809,351
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,345,730
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,583,986
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,182,719
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 3,500,000 3,741,273
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,264,878
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 985,386
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 526,902
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 159,930
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 425,056
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,367,833
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,065,000 3,324,955
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 5,255,000 5,686,021
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 1,996,222
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 935,000 988,450
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,080,000 1,152,977
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 1,977,085
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 2,250,000 2,422,541
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 344,828
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 337,935
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 535,000
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 614,185
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 691,712
Syracuse University , Revenue , 2025 , 5.25% , 12/01/45 ...................... 1,000,000 1,111,617
Port Authority of New York & New Jersey ,
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 10,000,000 10,439,327
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,166,285
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 662,070
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,744,467
Revenue , 249 , Refunding , 5% , 10/15/35 ................................. 1,000,000 1,127,686
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 4.5% ,
8/01/35 ........................................................ 975,000 1,012,670
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 500,000 521,863
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 278,239

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... $ 455,000 $ 468,884
State of New York , GO , 2023 A , 5% , 3/15/41 ............................... 2,000,000 2,231,307
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ............... 5,000,000 4,604,054
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,274,245
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,615,586
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,366,375
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,414,044
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,336,001
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,501,364
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,068,952
Triborough Bridge & Tunnel Authority ,
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,417,509
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,162,858
Revenue , 2025 A-1 , 5% , 11/15/42 ..................................... 2,065,000 2,294,050
b
Revenue, Sub. Lien , 2013 A , Refunding , 3.11%, 11/15/30 .................... 14,175,000 12,396,070
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/46 .................................... 1,000,000 1,067,232
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 5,000,000 5,297,005
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2026 A-1 , Refunding , 5% , 11/15/48 ................................... 2,500,000 2,660,638
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 1,500,000 1,600,407
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,130,067
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,000,000 3,165,171
Troy Local Development Corp. , Revenue , 2025 , 5% , 9/01/56 ................... 1,000,000 999,168
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,855,332
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,524,524
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,086,863
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 1,110,000 1,211,820
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,135,229
471,131,510
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,617,702
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,483,791
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,585,000 4,786,889
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 1,050,000 544,468
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 2,650,000 2,663,050
7,994,407

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.2%
Guam 0.2%
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
$ 750,000 $ 797,283
Total Municipal Bonds (Cost $ 499,513,095 ) .....................................
498,920,132
a a a a
Short Term Investments 2.7%
Municipal Bonds 2.7%
New York 2.7%
d
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 3.3% , 3/01/44
9,000,000 9,000,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.75% , 1/01/34 4,900,000 4,900,000
13,900,000
Total Municipal Bonds (Cost $ 13,900,000 ) ......................................
13,900,000
Total Short Term Investments (Cost $ 13,900,000 ) ................................
13,900,000
a
Total Investments (Cost $ 513,413,095 ) 99.1% ...................................
$512,820,132
Other Assets, less Liabilities 0.9% .............................................
4,848,947
Net Assets 100.0% ...........................................................
$517,669,079
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $21,808,332, representing 4.2% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.